Basic and diluted net earnings per share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Dec. 31, 2023 $ / shares [2]	Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net Income (Loss) Available to Common Stockholders, Diluted [Abstract]
Net earnings(loss) attributable to ordinary shareholders, basic and diluted | ¥			¥ (26,795)		¥ 355,201		¥ 450,144
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted-average ordinary shares outstanding, basic	[1]		119,387,937	[2]	117,647,000		100,870,300
Weighted-average number of ordinary shares outstanding, diluted	[1]		119,387,937	[2]	117,647,000		100,870,300
Earnings Per Share [Abstract]
Basic | (per share)		$ (0.03)	¥ (0.22)		¥ 3.02	$ 4.46	¥ 4.46
Diluted | (per share)		$ (0.03)	¥ (0.22)		¥ 3.02	$ 4.46	¥ 4.46

[1]	Retroactively restated for the stock subdivision as described in Note 1.
[2]	The reclassification of amortization of other income and interest expense and guarantee fee to other income, net can be referenced in Note 2(ad).